Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.5%
	Aerospace & Defense — 2.3%
227,415	Moog, Inc., Class A	$12,048,447
	Banks — 18.9%
294,990	Community Bank System, Inc.	16,820,330
428,510	First Midwest Bancorp, Inc.	5,720,609
369,940	Glacier Bancorp, Inc.	13,055,182
125,930	IBERIABANK Corp.	5,734,852
116,850	Signature Bank	12,493,602
31,520	SVB Financial Group(a)	6,793,506
173,910	TCF Financial Corp.	5,116,432
510,751	Umpqua Holdings Corp.	5,434,391
211,710	United Bankshares, Inc.	5,855,899
328,460	Webster Financial Corp.	9,397,241
248,210	Wintrust Financial Corp.	10,826,920
		97,248,964
	Capital Markets — 1.3%
88,980	Affiliated Managers Group, Inc.	6,634,349
	Chemicals — 2.7%
530,547	PolyOne Corp.	13,916,248
	Construction & Engineering — 3.3%
374,800	MasTec, Inc.(a)	16,817,276
	Electric Utilities — 2.9%
360,130	Portland General Electric Co.	15,057,035
	Electrical Equipment — 3.2%
258,000	EnerSys.	16,610,040
	Electronic Equipment, Instruments &
	Components — 2.4%
273,088	Belden, Inc.	8,889,014
51,000	ePlus, Inc.(a)	3,604,680
		12,493,694
	Entertainment — 2.2%
82,410	Take-Two Interactive Software, Inc.(a)	11,501,964
	Equity Real Estate Investment Trusts (REITS) — 11.0%
271,970	American Campus Communities, Inc.	9,508,071
485,043	First Industrial Realty Trust, Inc.	18,645,053
362,484	Highwoods Properties, Inc.	13,531,528
587,010	Medical Properties Trust, Inc.	11,035,788
79,010	SL Green Realty Corp.	3,894,403
		56,614,843
	Food & Staples Retailing — 7.1%
344,130	BJ’s Wholesale Club Holdings, Inc.(a)	12,825,725
106,660	Casey’s General Stores, Inc.	15,947,803
257,040	Performance Food Group Co.(a)	7,490,146
		36,263,674
	Food Products — 1.4%
164,730	TreeHouse Foods, Inc.(a)	7,215,174
	Gas Utilities — 3.1%
232,440	Southwest Gas Holdings, Inc.	16,049,982
	Health Care Equipment & Supplies — 4.9%
109,973	West Pharmaceutical Services, Inc.	24,982,566

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care Providers & Services — 2.6%
294,868	BioTelemetry, Inc.(a)	$13,325,085
	Household Durables — 1.7%
115,150	Meritage Homes Corp.(a)	8,765,218
	Insurance — 6.5%
165,680	Hanover Insurance Group, Inc. (The)	16,788,354
312,560	Selective Insurance Group, Inc.	16,484,414
		33,272,768
	IT Services — 3.8%
91,060	CACI International, Inc., Class A(a)	19,749,093
	Machinery — 6.5%
261,930	Crane Co.	15,574,358
246,430	Oshkosh Corp.	17,649,317
		33,223,675
	Semiconductors & Semiconductor Equipment — 7.1%
830,447	ON Semiconductor Corp.(a)	16,459,459
178,834	Qorvo, Inc.(a)	19,766,522
		36,225,981
	Software — 2.2%
144,787	PTC, Inc.(a)	11,262,981
	Trading Companies & Distributors — 2.4%
81,931	United Rentals, Inc.(a)	12,210,996
—	WESCO International, Inc.(a)	6
		12,211,002
	Total Common Stocks
	(Cost $232,637,335)	511,490,059

PREFERRED STOCKS — 0.0%
	Trading Companies & Distributors — 0.0%
1	WESCO International, Inc.	18
	Total Preferred Stocks
	(Cost $18)	18

MONEY MARKET FUND — 0.4%
1,958,208	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(b)	1,958,208
	Total Money Market Fund
	(Cost $1,958,208)	1,958,208
Total Investments — 99.9%
(Cost $234,595,561)		513,448,285
Net Other Assets (Liabilities) — 0.1%		348,902
NET ASSETS — 100.0%		$513,797,187

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Small Cap Value Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Stratton Small Cap Value Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Stratton Small Cap Value Fund — (continued)

June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Stratton Small Cap Value Fund	$513,448,285	(a)	$—	$—	$513,448,285

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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